Leisure Fund Expense Example - Investor Class and Class H [Member] - Leisure Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,731
Class H
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	525
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	$ 1,983